Pensions and Other Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan [Table Text Block]
	Domestic Pension Benefits		Non-U.S. Pension Benefits		Postretirement Benefits
(In millions)	2013	2012	2013	2012	2013	2012

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$490.0	$466.1	$831.0	$709.2	$42.0	$38.9
Business combinations	—	—	—	1.2	—	—
Service costs	—	—	19.5	11.8	0.6	0.7
Interest costs	19.0	20.4	29.0	30.7	1.7	1.8
Settlements and curtailments	—	—	(3.7)	(0.4)	—	—
Plan participants' contributions	—	—	3.5	3.4	1.2	1.3
Actuarial (gains) losses	(34.8)	26.9	(9.9)	79.7	(3.6)	1.6
Benefits paid	(25.0)	(23.4)	(26.2)	(24.8)	(2.4)	(2.7)
Currency translation and other	—	—	14.7	20.2	(0.8)	0.4

Benefit Obligation at End of Year	$449.2	$490.0	$857.9	$831.0	$38.7	$42.0

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$367.1	$344.3	$588.4	$524.2	$—	$—
Business combinations	—	—	—	0.2	—	—
Actual return on plan assets	31.8	45.7	33.4	46.0	—	—
Employer contribution	0.5	0.5	63.6	21.4	1.2	1.4
Plan participants' contributions	—	—	3.5	3.4	1.2	1.3
Benefits paid	(25.0)	(23.4)	(26.2)	(24.8)	(2.4)	(2.7)
Currency translation and other	—	—	8.0	18.0	—	—

Fair Value of Plan Assets at End of Year	$374.4	$367.1	$670.7	$588.4	$—	$—

Funded Status	$(74.8)	$(122.9)	$(187.2)	$(242.6)	$(38.7)	$(42.0)

Accumulated Benefit Obligation	$449.2	$490.0	$810.9	$788.7

Amounts Recognized in Balance Sheet
Non-current asset	$—	$—	$25.7	$0.7	$—	$—
Current liability	(0.6)	(0.6)	(4.6)	(4.4)	(2.0)	(2.0)
Non-current liability	(74.2)	(122.3)	(208.3)	(238.9)	(36.7)	(40.0)

Net amount recognized	$(74.8)	$(122.9)	$(187.2)	$(242.6)	$(38.7)	$(42.0)

Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial loss	$132.7	$180.2	$123.8	$142.8	$0.7	$4.6
Prior service credits	—	—	(2.3)	(2.7)	(0.4)	(0.5)

Net amount recognized	$132.7	$180.2	$121.5	$140.1	$0.3	$4.1

Schedule of Assumptions Used [Table Text Block]
	Domestic Pension Benefits		Non-U.S. Pension Benefits		Postretirement Benefits
	2013	2012	2013	2012	2013	2012

Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	4.75%	4.00%	3.91%	3.65%	4.75%	4.20%
Average rate of increase in employee compensation	4.00%	4.00%	3.21%	2.94%	—	—
Initial healthcare cost trend rate					7.01%	7.14%
Ultimate healthcare cost trend rate					5.45%	5.47%
	Domestic Pension Benefits			Non-U.S. Pension Benefits
	2013	2012	2011	2013	2012	2011

Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	4.00%	4.50%	5.25%	3.65%	4.37%	4.77%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	2.94%	3.23%	3.35%
Expected long-term rate of return on assets	7.00%	7.75%	7.75%	4.96%	5.17%	5.32%

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	Post-retirement Benefits

Net Actuarial Loss	$3.6	$4.3	$—
Net Prior Service Credit	—	(0.3)	(0.1)

	$3.6	$4.0	$(0.1)

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]

	Pension Plans
(In millions)	2013	2012

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$988.3	$1,162.0
Fair value of plan assets	700.6	795.7

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]

The accumulated benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2013	2012

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$949.8	$1,120.2
Fair value of plan assets	697.7	793.1

Schedule of Net Benefit Costs [Table Text Block]
	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2013	2012	2011	2013	2012	2011

Components of Net Benefit Cost (Income)
Service cost-benefits earned	$—	$—	$—	$19.5	$11.8	$13.7
Interest cost on benefit obligation	19.0	20.4	21.9	29.0	30.7	32.1
Expected return on plan assets	(24.3)	(28.1)	(29.4)	(29.0)	(27.3)	(27.8)
Amortization of actuarial net loss	5.2	3.6	1.5	6.3	3.3	1.6
Amortization of prior service benefit	—	—	—	(0.3)	(0.1)	—
Settlement/curtailment loss	—	—	—	0.1	—	—
Special termination benefit	—	—	—	1.1	0.5	0.9

Net periodic benefit cost (income)	$(0.1)	$(4.1)	$(6.0)	$26.7	$18.9	$20.5

Schedule of Expected Benefit Payments [Table Text Block]
(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	Post-retirement Benefits

2014	$26.2	$27.7	$2.0
2015	26.5	28.4	2.0
2016	26.4	31.7	2.0
2017	29.7	32.9	1.9
2018	27.1	33.9	2.0
2019-2023	144.2	200.2	9.8

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
(In millions)	Increase	Decrease

One Percentage Point
Effect on total of service and interest cost components	$0.4	$(0.3)
Effect on postretirement healthcare benefit obligation	6.1	(4.7)

Schedule of Allocation of Plan Assets [Table Text Block]
	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2013	(Level 1)	(Level 2)	(Level 3)

Domestic Pension Plan Assets
U.S. equity funds	$87.9	$—	$87.9	$—
International equity funds	60.7	—	60.7	—
Fixed income funds	213.3	—	213.3	—
Private equity funds	7.0	—	—	7.0
Money market funds	5.5	—	5.5	—

Total Domestic Pension Plans	$374.4	$—	$367.4	$7.0

Non-U.S. Pension Plan Assets
Equity funds	$109.0	$55.4	$53.6	$—
Fixed income funds	252.3	22.4	229.9	—
Hedge funds	91.9	—	91.9	—
Multi-asset funds	15.7	—	15.7	—
Derivative funds	91.5	—	91.5	—
Insurance contracts	100.6	—	100.6	—
Cash / money market funds	9.7	9.5	0.2	—

Total Non-U.S. Pension Plans	$670.7	$87.3	$583.4	$—
	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)

Domestic Pension Plan Assets
U.S. equity funds	$105.1	$—	$105.1	$—
International equity funds	75.1	—	75.1	—
Fixed income funds	173.9	—	173.9	—
Private equity funds	6.6	—	—	6.6
Money market funds	6.4	—	6.4	—

Total Domestic Pension Plans	$367.1	$—	$360.5	$6.6

Non-U.S. Pension Plan Assets
Equity funds	$273.9	$52.6	$221.3	$—
Fixed income funds	213.3	20.5	192.8	—
Insurance contracts	94.6	—	94.6	—
Cash / money market funds	6.6	6.4	0.2	—

Total Non-U.S. Pension Plans	$588.4	$79.5	$508.9	$—